Income Taxes	12 Months Ended
Oct. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
14.	Income Taxes
Loss before provision for income taxes consisted of the following:

	Year ended October 31,
	2023	2022
Domestic (Canada)	$(99,157)	$(23,965)
Foreign (US)	(743)	(475)

Loss before provision for income taxes	$(99,900)	$(24,440)

The components of the provision for income taxes is as follows:

	Year ended October 31,
	2023	2022
Current expense (benefit):
Domestic (Canada)	$—	$—
Foreign (US)	17	22

Total current expense (benefit)	17	22

Deferred expense (benefit)
Domestic (Canada)	—	—
Foreign (US)	—	—

Total deferred tax expense (benefit)	—	—

Total income tax expense (benefit)	$17	$22

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended October 31,
	2023	2022
Income at Canada statutory rate	26.50%	26.50%
Conversion of debentures	(21.90)%	—
State taxes, net of federal benefit	0.05%	0.12%
Permanent differences	1.68%	(3.90)%
Tax credits	0.19%	0.29%
Foreign rate differential	(0.04)%	(0.11)%
Valuation allowance	(6.52)%	(22.86)%
Other	0.03%	(0.14)%

	(0.01)%	(0.09)%

The net deferred income tax balances related to the following:

	October 31,
	2023	2022
Deferred tax assets:
R&D expenditures	7,012	6,441
Net operating loss (NOL) carryforwards	18,918	13,862
ITC credits	1,210	963
Property and equipment	791	742
Convertible debenture embedded derivative liabilities	—	13
Financing costs	2,440	—
Accruals	149	101
Section 174 capitalized R&D costs	393	—
Other	172	—

Total deferred tax assets	31,085	22,122

	October 31,
	2023	2022
Valuation allowance	(31,085)	(22,048)

Net deferred tax assets (liability)	—	74

Deferred tax liabilities:
Convertible debentures	—	(9)
Other	—	(65)

Total deferred tax liabilities	—	(74)

Net deferred tax assets (liability)	—	—

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the provinces and states in which the Company operates or does business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.
The Company records uncertain tax positions as liabilities in accordance with ASC 740 and adjusts these liabilities when the Company’s judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of October 31, 2023 and 2022, no uncertain tax positions have been recorded in the consolidated financial statements.
The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations and comprehensive loss. As of October 31, 2023 and 2022, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.
As of October 31, 2023, the Company has Canadian Federal NOL carryforwards of $71.9 million, that expire between 2028 and 2043 and Canadian provincial NOL carryforwards of $68.5 million, that expire between 2031 and 2043. As of October 31, 2023, the Company has a U.S. Federal NOL carryforward of $0.9 million, that may be carried forward indefinitely, and a U.S. state NOL carryforward of $0.5 million, that begin to expire in 2039.
As of October 31, 2023, the Company also has Canadian investment tax credits of $1.8 million that expire between 2028 and 2043.